Financial assets and liabilities - Summary of Net Exposure to Exchange Rate Variations on Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ 29,356,555	R$ 28,531,175
Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	16,174,130	13,642,918
Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	2,745,853	2,033,441
Derivative financial instruments (notional) [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	4,732,926	8,140,700
Foreign exchange risk [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	5,021,936	(4,779,531)
Foreign exchange risk [member] | Cash and cash equivalents [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	3,811,598	2,995,284
Foreign exchange risk [member] | Trade receivables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	93,326	24,619
Foreign exchange risk [member] | Trade payables [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(4,721)	(229,750)
Foreign exchange risk [member] | Loans, borrowings and debentures [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(19,640,300)	(25,227,055)
Foreign exchange risk [member] | Leases [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(108,365)	(99,217)
Foreign exchange risk [member] | Contingent consideration [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	(234,960)	(224,787)
Foreign exchange risk [member] | Derivative financial instruments (notional) [member]
Disclosure of foreign exchange risk [Line Items]
Exposure to risk	R$ 21,105,358	R$ 17,981,375